OTHER PAYABLES (Details)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
Other Payables [Line Items]
Total	¥ 3,170,670	$ 478,969	¥ 3,351,900
Third Party [Member]
Other Payables [Line Items]
Service	1,356,676	204,944	1,518,033
Distributors and employees	90,130	13,615	207,005
Funds collected on behalf of others	895,022	135,204	895,022
Advances from customers	157,856	23,846	130,100
Accrued expenses	411,898	62,222	193,274
Others	259,088	39,138	408,466
Total	¥ 3,170,670	$ 478,969	¥ 3,351,900